Distribution Date:	03/12/25	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	03/06/25
Next Distribution Date:	04/11/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer

Mortgage Loan Detail (Part 2)	17-18		Attention: Transaction Manager		notices@pentalphasurveillance.com

Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	21,789,433.59	0.00	63,988.30	0.00	0.00	63,988.30	21,789,433.59	34.10%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	225,000,000.00	0.00	627,937.50	0.00	0.00	627,937.50	225,000,000.00	34.10%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	415,175,000.00	0.00	1,251,060.67	0.00	0.00	1,251,060.67	415,175,000.00	34.10%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	9,871,049.72	1,530,519.77	27,704.75	0.00	0.00	1,558,224.52	8,340,529.95	34.10%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	28.98%	25.50%
B	17324TAK5	4.745479%	75,136,000.00	75,136,000.00	0.00	297,130.27	0.00	0.00	297,130.27	75,136,000.00	21.59%	19.00%
C	17324TAM1	4.745479%	54,907,000.00	54,907,000.00	0.00	217,133.36	0.00	0.00	217,133.36	54,907,000.00	16.20%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	9.80%	8.63%
E	17324TAQ2	4.745479%	28,898,000.00	28,898,000.00	0.00	114,279.05	0.00	0.00	114,279.05	28,898,000.00	6.96%	6.13%
F	17324TAS8	4.745479%	11,560,000.00	11,560,000.00	0.00	45,714.78	0.00	0.00	45,714.78	11,560,000.00	5.82%	5.13%
G*	17324TAU3	4.745479%	15,894,000.00	15,894,000.00	0.00	62,853.87	0.00	0.00	62,853.87	15,894,000.00	4.26%	3.75%
H	17324TAW9	4.745479%	43,347,829.00	43,347,829.00	0.00	121,215.77	0.00	0.00	121,215.77	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	1,018,616,312.31	1,530,519.77	3,150,287.73	0.00	0.00	4,680,807.50	1,017,085,792.54

X-A	17324TAG4	1.201880%	861,171,000.00	723,852,483.31	0.00	724,986.69	0.00	0.00	724,986.69	722,321,963.54
X-D	17324TAY5	1.895479%	65,021,000.00	65,021,000.00	0.00	102,704.96	0.00	0.00	102,704.96	65,021,000.00
Notional SubTotal			926,192,000.00	788,873,483.31	0.00	827,691.65	0.00	0.00	827,691.65	787,342,963.54

Deal Distribution Total					1,530,519.77	3,977,979.38	0.00	0.00	5,508,499.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	650.08155588	0.00000000	1.90907274	0.00000000	0.00000000	0.00000000	0.00000000	1.90907274	650.08155588
A-4	17324TAD1	1,000.00000000	0.00000000	2.79083333	0.00000000	0.00000000	0.00000000	0.00000000	2.79083333	1,000.00000000
A-5	17324TAE9	1,000.00000000	0.00000000	3.01333334	0.00000000	0.00000000	0.00000000	0.00000000	3.01333334	1,000.00000000
A-AB	17324TAF6	140.19585167	21.73755869	0.39348308	0.00000000	0.00000000	0.00000000	0.00000000	22.13104177	118.45829297
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	3.95456599	0.00000000	0.00000000	0.00000000	0.00000000	3.95456599	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	3.95456608	0.00000000	0.00000000	0.00000000	0.00000000	3.95456608	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	3.95456606	0.00000000	0.00000000	0.00000000	0.00000000	3.95456606	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	3.95456574	0.00000000	0.00000000	0.00000000	0.00000000	3.95456574	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	3.95456587	0.00000000	0.00000000	0.00000000	0.00000000	3.95456587	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	2.79635158	1.15821441	37.46375049	0.00000000	0.00000000	2.79635158	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	840.54442533	0.00000000	0.84186148	0.00000000	0.00000000	0.00000000	0.00000000	0.84186148	838.76717114
X-D	17324TAY5	1,000.00000000	0.00000000	1.57956599	0.00000000	0.00000000	0.00000000	0.00000000	1.57956599	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/25 - 02/28/25	30	0.00	63,988.30	0.00	63,988.30	0.00	0.00	0.00	63,988.30	0.00
A-4	02/01/25 - 02/28/25	30	0.00	627,937.50	0.00	627,937.50	0.00	0.00	0.00	627,937.50	0.00
A-5	02/01/25 - 02/28/25	30	0.00	1,251,060.67	0.00	1,251,060.67	0.00	0.00	0.00	1,251,060.67	0.00
A-AB	02/01/25 - 02/28/25	30	0.00	27,704.75	0.00	27,704.75	0.00	0.00	0.00	27,704.75	0.00
X-A	02/01/25 - 02/28/25	30	0.00	724,986.69	0.00	724,986.69	0.00	0.00	0.00	724,986.69	0.00
A-S	02/01/25 - 02/28/25	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	02/01/25 - 02/28/25	30	0.00	297,130.27	0.00	297,130.27	0.00	0.00	0.00	297,130.27	0.00
C	02/01/25 - 02/28/25	30	0.00	217,133.36	0.00	217,133.36	0.00	0.00	0.00	217,133.36	0.00
D	02/01/25 - 02/28/25	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	02/01/25 - 02/28/25	30	0.00	102,704.96	0.00	102,704.96	0.00	0.00	0.00	102,704.96	0.00
E	02/01/25 - 02/28/25	30	0.00	114,279.05	0.00	114,279.05	0.00	0.00	0.00	114,279.05	0.00
F	02/01/25 - 02/28/25	30	0.00	45,714.78	0.00	45,714.78	0.00	0.00	0.00	45,714.78	0.00
G	02/01/25 - 02/28/25	30	0.00	62,853.87	0.00	62,853.87	0.00	0.00	0.00	62,853.87	0.00
H	02/01/25 - 02/28/25	30	1,567,567.12	171,421.85	0.00	171,421.85	50,206.08	0.00	0.00	121,215.77	1,623,972.25
Totals			1,567,567.12	4,028,185.46	0.00	4,028,185.46	50,206.08	0.00	0.00	3,977,979.38	1,623,972.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.745479%	75,136,000.00	75,136,000.00	0.00	297,130.27	0.00	0.00	297,130.27	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.745479%	54,907,000.00	54,907,000.00	0.00	217,133.36	0.00	0.00	217,133.36	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	681,108.16	0.00	0.00	681,108.16	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,508,499.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,775,773.24	Master Servicing Fee	10,391.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,909.74
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	396.13
ARD Interest	0.00	Operating Advisor Fee	1,148.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	547.45
Extension Interest	0.00
Interest Reserve Withdrawal	269,015.32
Total Interest Collected	4,044,788.56	Total Fees	16,603.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,530,519.77	Reimbursement for Interest on Advances	314.82
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,381.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	510.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,530,519.77	Total Expenses/Reimbursements	50,206.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,977,979.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,530,519.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,508,499.15
Total Funds Collected	5,575,308.33	Total Funds Distributed	5,575,308.32

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,018,616,312.71	1,018,616,312.71	Beginning Certificate Balance	1,018,616,312.31
(-) Scheduled Principal Collections	1,530,519.77	1,530,519.77	(-) Principal Distributions	1,530,519.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,017,085,792.94	1,017,085,792.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,018,635,138.00	1,018,635,138.00	Ending Certificate Balance	1,017,085,792.54
Ending Actual Collateral Balance	1,017,109,565.05	1,017,109,565.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP
4,999,999 or less	9	30,541,800.77	3.00%	9	4.8142	2.930826	1.29 or less	12	427,980,689.57	42.08%	7	4.9213	0.878414
5,000,000 to 14,999,999	19	173,677,445.89	17.08%	9	4.7838	1.763322	1.30 to 1.49	5	82,245,439.08	8.09%	10	4.9098	1.350661
15,000,000 to 24,999,999	5	100,998,610.38	9.93%	9	4.8334	1.652745	1.50 to 1.69	4	185,101,572.92	18.20%	9	4.5016	1.570700
25,000,000 to 29,999,999	1	26,166,027.91	2.57%	10	4.9260	1.120000	1.70 to 1.89	5	62,352,926.31	6.13%	10	4.7969	1.769039
30,000,000 to 34,999,999	2	62,515,791.67	6.15%	(10)	4.6363	1.116196	1.90 to 2.09	3	52,405,997.24	5.15%	8	4.3925	1.982016
35,000,000 to 49,999,999	3	135,094,021.26	13.28%	9	4.4995	1.776618	2.1 or greater	14	125,965,814.83	12.38%	9	4.5631	2.638490
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
55,000,000 or greater	4	407,058,742.07	40.02%	10	4.8021	1.037982
Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	37	81,033,352.99	7.97%	9	4.9336	NAP
							Defeased	37	81,033,352.99	7.97%	9	4.9336	NAP
Arizona	3	50,480,808.48	4.96%	10	4.9351	1.488046
							Lodging	5	99,713,427.03	9.80%	(3)	4.6864	1.515618
California	7	67,506,490.91	6.64%	9	4.8222	1.769823
							Mixed Use	2	139,002,130.42	13.67%	10	5.1400	1.199775
Colorado	1	110,000,000.00	10.82%	10	4.5000	1.550000
							Multi-Family	1	2,500,000.00	0.25%	8	4.8600	3.860000
Delaware	2	15,544,096.81	1.53%	9	4.6515	1.348451
							Office	18	290,727,746.92	28.58%	10	4.8930	1.193295
Florida	1	10,824,147.12	1.06%	7	4.9000	3.720000
							Other	2	117,900,282.36	11.59%	10	4.5255	1.525877
Georgia	2	5,595,781.14	0.55%	8	4.6592	1.923558
							Retail	26	249,585,789.50	24.54%	9	4.5223	1.507933
Illinois	1	5,127,603.18	0.50%	10	5.1200	2.380000
							Self Storage	9	36,623,063.72	3.60%	10	4.6053	2.554953
Indiana	2	93,296,969.36	9.17%	8	4.3096	1.242016
							Totals	100	1,017,085,792.94	100.00%	8	4.7657	1.423481
Maryland	2	10,375,814.68	1.02%	8	4.3452	1.574509

Massachusetts	2	56,373,488.24	5.54%	8	4.4531	1.787751

Michigan	6	40,797,227.26	4.01%	9	4.8896	1.814704

Mississippi	2	2,094,300.46	0.21%	10	4.9691	2.524020

New Jersey	1	26,166,027.91	2.57%	10	4.9260	1.120000

New York	3	167,900,282.36	16.51%	10	4.6907	1.210250

North Carolina	2	5,237,972.47	0.51%	9	4.6808	1.815724

Ohio	9	30,280,112.41	2.98%	10	4.9387	1.704384

Pennsylvania	7	76,607,380.16	7.53%	(6)	4.8503	1.124691

South Carolina	4	22,759,764.88	2.24%	9	4.6260	1.863808

Tennessee	1	1,489,187.05	0.15%	10	5.0800	3.380000

Texas	3	131,726,921.34	12.95%	10	5.2344	0.962602

Virginia	2	5,868,063.73	0.58%	9	4.6866	1.475888

Totals	100	1,017,085,792.94	100.00%	8	4.7657	1.423481

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP
	4.249% or less	3	82,547,948.12	8.12%	9	4.2226	2.165080	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	5	155,462,291.58	15.29%	8	4.3245	1.469675	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	9	187,649,406.02	18.45%	9	4.5545	1.771439	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	20	366,902,484.56	36.07%	10	4.8965	1.310934	19 months or greater	43	936,052,439.95	92.03%	8	4.7512	1.414774
	5.000% to 5.249%	5	49,488,179.25	4.87%	(15)	5.0677	0.898907	Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
	5.250% or greater	1	94,002,130.42	9.24%	10	5.5800	0.630000
	Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP
	59 months or less	43	936,052,439.95	92.03%	8	4.7512	1.414774	Interest Only	7	320,550,000.00	31.52%	10	4.5737	1.499097
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	36	615,502,439.95	60.52%	7	4.8436	1.370860
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	81,033,352.99	7.97%	9	4.9336	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	722,060,434.36	70.99%	8	4.7909	1.545090
	13 to 24 months	2	125,935,393.94	12.38%	10	4.8588	0.810783
	25 months or greater	1	88,056,611.65	8.66%	8	4.2715	1.210000
	Totals	55	1,017,085,792.94	100.00%	8	4.7657	1.423481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	434,836.85	0.00	0.00	N/A	01/06/26	--	115,000,000.00	115,000,000.00	03/06/25
2	10104407	1	98	Denver	CO	Actual/360	4.500%	385,000.00	0.00	0.00	N/A	01/06/26	--	110,000,000.00	110,000,000.00	02/06/25
3	10104408	1	MU	Austin	TX	Actual/360	5.580%	408,929.13	221,171.18	0.00	N/A	01/06/26	--	94,223,301.60	94,002,130.42	03/06/25
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	293,245.60	209,817.77	0.00	N/A	11/06/25	--	88,266,429.42	88,056,611.65	03/04/25
5	10104410	1	LO	Boston	MA	Actual/360	4.358%	153,334.19	120,721.49	0.00	N/A	11/06/25	--	45,237,253.96	45,116,532.47	03/04/25
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	172,471.65	93,499.87	0.00	N/A	01/06/26	--	45,070,988.66	44,977,488.79	03/06/25
7	10104412	1	MU	New York	NY	Actual/360	4.221%	147,735.00	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	03/06/25
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	126,956.10	0.00	0.00	N/A	12/06/22	06/06/25	32,515,791.67	32,515,791.67	12/06/24
9	10104414	1	RT	Manahawkin	NJ	Actual/360	4.926%	100,502.03	65,578.12	0.00	N/A	01/06/26	--	26,231,606.03	26,166,027.91	03/06/25
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	98,478.33	0.00	0.00	N/A	11/06/25	--	30,000,000.00	30,000,000.00	03/06/25
11	10104416	1	OF	Various	Various	Actual/360	4.906%	89,653.42	55,782.66	0.00	N/A	11/06/25	--	23,495,450.30	23,439,667.64	03/06/25
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	84,829.55	54,585.21	0.00	N/A	12/06/25	--	21,857,026.24	21,802,441.03	03/06/25
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	85,444.64	47,024.39	0.00	N/A	12/06/25	--	22,484,116.72	22,437,092.33	03/06/25
14	10104419	1	OF	Various	OH	Actual/360	4.980%	78,686.68	44,501.31	0.00	N/A	01/06/26	--	20,314,977.37	20,270,476.06	03/06/25
16	10104421	1	RT	Various	Various	Actual/360	4.626%	66,434.11	37,434.16	0.00	N/A	12/05/25	--	18,464,177.54	18,426,743.38	03/06/25
17	10104422	1	RT	Various	Various	Actual/360	4.626%	65,118.58	36,692.89	0.00	N/A	12/05/25	--	18,098,550.47	18,061,857.58	03/06/25
18	10104423	1	RT	Lancaster	CA	Actual/360	4.860%	54,127.72	36,211.26	0.00	N/A	12/06/25	--	14,319,503.79	14,283,292.53	03/06/25
19	10104424	1	OF	Los Angeles	CA	Actual/360	4.593%	50,012.67	0.00	0.00	N/A	11/06/25	--	14,000,000.00	14,000,000.00	03/06/25
20	10104425	1	LO	Andover	MA	Actual/360	4.834%	42,431.22	28,610.47	0.00	N/A	12/05/25	--	11,285,566.24	11,256,955.77	03/06/25
21	10104426	1	OF	Los Angeles	CA	Actual/360	4.860%	45,435.02	23,772.04	0.00	N/A	12/06/25	--	12,019,846.55	11,996,074.51	02/06/25
22	10104427	1	LO	Orlando	FL	Actual/360	4.900%	41,357.36	27,637.11	0.00	N/A	10/06/25	--	10,851,784.23	10,824,147.12	03/06/25
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	43,683.67	23,032.12	0.00	N/A	12/06/25	--	12,055,101.11	12,032,068.99	03/06/25
24	10104429	1	OF	Los Angeles	CA	Actual/360	4.954%	44,857.38	22,695.37	0.00	N/A	01/06/26	--	11,641,858.71	11,619,163.34	03/06/25
25	10104430	1	RT	Various	Various	Actual/360	4.830%	41,172.20	24,374.59	0.00	N/A	01/06/26	--	10,959,768.53	10,935,393.94	03/06/25
26	10104431	1	SS	Pittsburgh	PA	Actual/360	4.466%	34,760.91	21,761.81	0.00	N/A	01/06/26	--	10,007,299.70	9,985,537.89	03/06/25
27	10104432	1	RT	Richardson	TX	Actual/360	5.196%	31,913.61	16,928.65	0.00	N/A	01/06/26	--	7,897,563.30	7,880,634.65	03/06/25
28	10104433	1	LO	Abilene	TX	Actual/360	5.003%	31,609.11	19,406.36	0.00	N/A	02/06/26	--	8,123,183.93	8,103,777.57	03/06/25
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	29,911.07	19,285.53	0.00	N/A	01/06/26	--	7,744,076.45	7,724,790.92	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	10104435	1	OF	Dublin	OH	Actual/360	4.861%	30,688.49	16,863.80	0.00	N/A	02/06/26	--	8,116,978.35	8,100,114.55	03/06/25
31	10104436	1	RT	Frederick	MD	Actual/360	4.240%	24,950.96	18,042.57	0.00	N/A	11/06/25	--	7,565,990.69	7,547,948.12	03/06/25
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	30,041.76	14,701.98	0.00	N/A	01/06/26	--	7,914,984.34	7,900,282.36	03/06/25
33	10104438	1	OF	Auburn Hills	MI	Actual/360	5.194%	25,055.12	15,277.29	0.00	N/A	11/06/25	--	6,202,104.22	6,186,826.93	03/06/25
34	10104439	1	SS	Monroeville	PA	Actual/360	4.466%	22,346.30	13,989.73	0.00	N/A	01/06/26	--	6,433,264.38	6,419,274.65	03/06/25
35	10104440	1	OF	Encino	CA	Actual/360	4.954%	25,531.47	12,917.53	0.00	N/A	01/06/26	--	6,626,195.99	6,613,278.46	03/06/25
36	10104441	1	SS	Munhall	PA	Actual/360	4.466%	20,484.11	12,823.92	0.00	N/A	01/06/26	--	5,897,158.84	5,884,334.92	03/06/25
38	10104443	1	RT	Brownsville	TX	Actual/360	4.605%	21,062.76	11,252.66	0.00	N/A	01/06/26	--	5,880,715.95	5,869,463.29	03/06/25
39	10104444	1	RT	Indianapolis	IN	Actual/360	4.950%	20,219.80	11,539.51	0.00	N/A	01/06/26	--	5,251,897.22	5,240,357.71	03/06/25
40	10104445	1	MF	Trotwood	OH	Actual/360	4.840%	19,717.56	11,064.25	0.00	N/A	11/06/25	--	5,237,839.78	5,226,775.53	03/06/25
41	10104446	1	RT	Chicago Heights	IL	Actual/360	5.120%	20,463.45	11,098.95	0.00	N/A	01/06/26	--	5,138,702.13	5,127,603.18	03/06/25
42	10104447	1	MF	Bentonville	AR	Actual/360	4.970%	20,317.05	10,327.16	0.00	N/A	11/06/25	--	5,255,918.88	5,245,591.72	03/06/25
43	10104448	1	MH	Various	AZ	Actual/360	4.900%	18,174.65	11,891.02	0.00	N/A	02/06/26	--	4,768,859.88	4,756,968.86	03/06/25
44	10104449	1	SS	Forestville	CA	Actual/360	4.890%	18,845.49	10,311.06	0.00	N/A	01/06/26	--	4,954,993.13	4,944,682.07	03/06/25
45	10104450	1	IN	Draper	UT	Actual/360	5.052%	18,652.57	11,047.66	0.00	N/A	12/06/25	--	4,747,007.41	4,735,959.75	03/06/25
46	10104451	1	LO	Altamonte Springs	FL	Actual/360	5.040%	17,195.39	10,846.59	0.00	N/A	01/06/26	--	4,386,578.19	4,375,731.60	03/06/25
47	10104452	1	LO	Manchester	TN	Actual/360	5.200%	16,439.14	14,568.54	0.00	N/A	01/06/26	--	4,064,622.23	4,050,053.69	03/06/25
48	10104453	1	RT	Canton	GA	Actual/360	4.610%	15,612.19	10,049.92	0.00	N/A	10/06/25	--	4,354,189.58	4,344,139.66	03/06/25
49	10104454	1	IN	Franklin	KY	Actual/360	4.528%	16,149.60	8,886.66	0.00	N/A	12/05/25	--	4,585,637.84	4,576,751.18	03/06/25
51	10104456	1	RT	Union City	CA	Actual/360	4.694%	14,784.53	0.00	0.00	N/A	12/05/25	--	4,050,000.00	4,050,000.00	03/06/25
52	10104457	1	SS	Southfield	MI	Actual/360	4.670%	13,806.10	6,867.35	0.00	N/A	12/06/25	--	3,801,006.08	3,794,138.73	03/06/25
53	10104458	1	RT	Phoenix	AZ	Actual/360	5.224%	12,232.54	7,313.56	0.00	N/A	01/06/26	--	3,010,633.25	3,003,319.69	03/06/25
54	10104459	1	RT	Franklin	VA	Actual/360	4.780%	8,629.57	10,738.05	0.00	N/A	01/06/26	--	2,321,163.21	2,310,425.16	03/06/25
55	10104460	1	SS	Temple Hills	MD	Actual/360	4.990%	10,782.06	6,108.57	0.00	N/A	12/06/25	--	2,778,086.08	2,771,977.51	03/06/25
56	10104461	1	SS	Redford	MI	Actual/360	4.670%	10,699.73	5,322.19	0.00	N/A	12/06/25	--	2,945,779.87	2,940,457.68	03/06/25
57	10104462	1	SS	Various	Various	Actual/360	5.080%	10,513.05	6,144.89	0.00	N/A	01/06/26	--	2,660,782.67	2,654,637.78	03/06/25
58	10104463	1	MF	Tucson	AZ	Actual/360	4.860%	9,450.00	0.00	0.00	N/A	11/06/25	--	2,500,000.00	2,500,000.00	03/06/25
Totals								3,775,773.24	1,530,519.77	0.00				1,018,616,312.71	1,017,085,792.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	13,055,890.42	12,151,909.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	12,501,262.70	12,798,777.98	10/01/23	09/30/24	--	0.00	0.00	384,572.22	384,572.22	0.00	0.00
3	1	17,825,087.48	6,262,987.78	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	14,462,752.00	12,631,629.00	01/01/19	12/31/19	12/06/24	45,330,845.64	0.00	0.00	0.00	0.00	0.00
5	1	18,879,188.00	22,654,040.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	9,450,851.00	6,531,067.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	11,557,893.00	10,075,622.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	734,784.82	1,086,371.02	01/01/24	12/31/24	07/06/23	0.00	0.00	126,680.67	407,518.89	0.00	0.00
9	1	2,324,419.86	2,398,773.20	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	16,525,690.00	8,982,522.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	6,390,757.83	5,916,216.80	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,285,687.97	1,875,632.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,251,510.62	2,782,926.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,298,055.74	2,026,036.62	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,370,992.81	2,482,722.13	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,618,265.52	930,544.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	16,563,164.00	12,986,523.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,248,102.94	2,231,501.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,575,918.40	744,459.26	01/01/24	06/30/24	--	0.00	0.00	69,160.32	69,160.32	0.00	0.00
22	1	12,731,697.58	14,050,009.17	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,062,026.96	822,150.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,158,251.86	860,700.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,298,110.40	884,813.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,606,947.23	1,584,706.73	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	778,250.30	485,942.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	1,408,951.06	945,407.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	909,183.11	646,246.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	632,336.00	479,406.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	700,877.10	597,728.66	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	872,966.24	792,072.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	584,555.67	675,043.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	983,640.37	945,929.74	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	777,999.68	728,973.34	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	622,063.24	1,022,296.82	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	835,953.96	853,689.62	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	563,593.44	679,990.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	725,896.36	807,773.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	827,547.61	842,923.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	504,087.65	396,031.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	368,391.62	284,879.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	772,820.62	780,445.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	707,825.02	692,988.52	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	490,466.62	379,823.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		187,844,714.81	158,790,235.50				45,330,845.64	0.00	580,413.21	861,251.43	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/25	0	0.00	1	32,515,791.67	0	0.00	1	88,056,611.65	0	0.00	0	0.00	0	0.00	0	0.00	4.765725%	4.744775%	8
02/12/25	1	32,515,791.67	0	0.00	0	0.00	1	88,266,429.42	0	0.00	0	0.00	0	0.00	0	0.00	4.765843%	4.744887%	9
01/13/25	1	88,444,174.23	0	0.00	0	0.00	1	88,444,174.23	0	0.00	0	0.00	0	0.00	0	0.00	4.765930%	4.744970%	10
12/12/24	0	0.00	0	0.00	0	0.00	1	88,621,267.65	0	0.00	0	0.00	0	0.00	0	0.00	4.766017%	4.745052%	11
11/13/24	0	0.00	0	0.00	0	0.00	1	88,808,210.79	0	0.00	0	0.00	0	0.00	0	0.00	4.766113%	4.745143%	12
10/11/24	0	0.00	0	0.00	0	0.00	1	88,983,970.11	0	0.00	0	0.00	0	0.00	0	0.00	4.766198%	4.745223%	13
09/12/24	0	0.00	0	0.00	0	0.00	1	89,169,626.76	0	0.00	0	0.00	0	0.00	0	0.00	4.766292%	4.745313%	14
08/12/24	0	0.00	0	0.00	0	0.00	1	89,344,061.58	0	0.00	0	0.00	0	0.00	0	0.00	4.766376%	4.745392%	15
07/12/24	0	0.00	0	0.00	0	0.00	1	89,517,857.14	0	0.00	0	0.00	0	0.00	0	0.00	4.766458%	4.745470%	16
06/12/24	0	0.00	0	0.00	0	0.00	1	89,701,620.12	0	0.00	0	0.00	0	0.00	0	0.00	4.766550%	4.745557%	17
05/10/24	0	0.00	0	0.00	0	0.00	1	89,874,105.31	0	0.00	0	0.00	0	0.00	0	0.00	4.766632%	4.745634%	18
04/12/24	0	0.00	0	0.00	0	0.00	1	90,056,604.69	0	0.00	0	0.00	0	0.00	0	0.00	4.766722%	4.745720%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10104407	02/06/25	0	B	384,572.22	384,572.22	1,200.00	110,000,000.00
8	10104413	12/06/24	2	2	126,680.67	407,518.89	0.00	32,515,791.67	11/22/24	13
21	10104426	02/06/25	0	B	69,160.32	69,160.32	280.50	12,019,846.55	11/13/24	13
Totals					580,413.21	861,251.43	1,480.50	154,535,638.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		32,515,792	0		32,515,792	0
7 - 12 Months		984,570,001	896,513,390		0	88,056,612
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	1,017,085,793	984,570,001	0	32,515,792 0		0
Feb-25	1,018,616,313	986,100,521	32,515,792	0	0	0
Jan-25	1,019,872,829	931,428,655	88,444,174	0	0	0
Dec-24	1,021,124,134	1,021,124,134	0	0	0	0
Nov-24	1,022,459,979	1,022,459,979	0	0	0	0
Oct-24	1,023,700,551	1,023,700,551	0	0	0	0
Sep-24	1,025,026,051	1,025,026,051	0	0	0	0
Aug-24	1,026,255,977	1,026,255,977	0	0	0	0
Jul-24	1,027,480,804	1,027,480,804	0	0	0	0
Jun-24	1,028,791,128	1,028,791,128	0	0	0	0
May-24	1,030,005,438	1,030,005,438	0	0	0	0
Apr-24	1,031,305,626	1,031,305,626	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10103722	115,000,000.00	115,000,000.00		--	11,399,804.82	0.75000	12/31/23	01/06/26	I/O
4	10104409	88,056,611.65	88,056,611.65	92,300,000.00	11/29/23	11,611,422.00	1.21000	12/31/19	11/06/25	250
8	10104413	32,515,791.67	32,515,791.67		--	508,501.62	0.31000	12/31/24	12/06/22	190
21	10104426	11,996,074.51	12,019,846.55	19,000,000.00	10/15/15	712,164.26	1.72000	06/30/24	12/06/25	250
Totals		247,568,477.83	247,592,249.87	111,300,000.00		24,231,892.70

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10103722	OF	NY	11/01/24	13
"	3/6/2025

Loan transferred to Greystone, as Special Servicer, on 11/1/24 due to Imminent Default as Borrower was requesting a modification due to declining occupancy. Loan subsequently transferred to LNR, as Special Servicer, on

12/26/24. Collatera l consists of a 25-story Class B office building (Property) located in the Penn District office submarket of Midtown New York. Property contains 661,874 NRSF, of which 17,488 SF is retail that is 100% occupied by CVS, TD

Bank, CityMD, and Cafe Cinq. Prope rty was constructed in 1917 and was recently renovated in 2016. Loan matures on 1/6/26, and Lender is currently in discussions with Borrower regarding potential workout options.

"

4	10104409	RT	IN	07/17/20	13
"	3/6/2025	Transfer as of 12/8/20.

Borrower initially requested a transition of the Property back to the Noteholder. A foreclosure complaint was filed and a receiver is now in place as of September 2022. The receiver has been successfully working to maintaintenancy and attract new tenants to the Property. The receiver has engaged Property Manager to manage and lease the property. The property is currently 92.42% occupied. Borrower and Lender are in discussions to a

Deed-in-lieu/Foreclosure or a notherform of transition from the Property, which includes a possible loan assumption with modifications with potential buyer.
"

8	10104413	LO	PA	11/22/24	13
"	3/6/2025

Loan transferred as a SS on 12/30/2024 for imminent default. Subject is a 306-key branded portfolio of two hotels in King of Prussia, PA, which are 226-key full-service Crowne Plaza Hotel and 80-key limited-service Fairfield Inn &

Suites . Counselshave been retained. Lender has been reviewing documents provided by the Borrower and is discussing next steps with counsels.
"

21	10104426	OF	CA	11/13/24	13
"	3/6/2025

The Loan was transferred to the Special Servicer on 12/26/2024 after the Borrower failed to comply with cash management. The collateral consists of a two-story, 40,315 SF office building built in 1938, and located in Hollywood,

CA (Proper ty). The Property is 100% occupied by a single tenant, Pacific Standard Leasing whose lease began on 2/3/25. Lender will continue discussions with the Borrower to gather necessary information while simultaneously reserving all rights under the Loan Docume nts. The Loan is current on payments.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
8	10104413	1	0.00	5.02000%	0.00	5.02000%	1	06/06/23	06/06/23	06/06/23
8	10104413	1	0.00	5.02000%	0.00	5.02000%	9	01/05/24	01/05/24	01/05/24
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,361.11	0.00	0.00	0.00	0.00	0.00	300.42	0.00	0.00	0.00
4	0.00	0.00	17,197.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,322.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	14.40	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	510.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,381.11	0.00	510.15	0.00	0.00	0.00	314.82	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,206.08

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Supplemental Notes
None

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